UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6242
                                   --------

                      ADJUSTABLE RATE SECURITIES PORTFOLIOS
                      -------------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices)  (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000_
                                                          --------------

Date of fiscal year end: 10/31
                         ------

Date of reporting period: 4/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT


ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights

U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO

                                                     SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                      APRIL 30, 2003  ----------------------------------------------------
                                                       (UNAUDITED)      2002       2001       2000       1999      1998
                                                     ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................     $9.39          $9.47      $9.30      $9.31     $9.37     $9.48
                                                     ---------------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................      .134           .354       .552       .555      .496      .553
 Net realized and unrealized gains (losses) .........     (.008)          .012       .213      (.010)    (.060)    (.110)
                                                     ---------------------------------------------------------------------
Total from investment operations ....................      .125           .366       .765       .545      .436      .443
Less distributions from net investment income .......     (.186)         (.446)     (.600)     (.555)    (.496)    (.553)
                                                     ---------------------------------------------------------------------
Net asset value, end of period ......................     $9.33          $9.39      $9.47      $9.30     $9.31     $9.37
                                                     =====================================================================

Total return a ......................................     1.36%          4.08%      8.52%      6.03%     4.77%     4.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................  $662,851       $572,510   $253,547   $232,949  $281,974  $302,434
Ratios to average net assets:
 Expenses ...........................................      .41%c          .41%       .42%       .43%      .43%      .26%
 Expenses excluding waiver and
  payments by affiliate .............................      .41%c          .41%       .42%       .43%      .43%      .43%
 Net investment income ..............................     2.74%c         3.77%      5.88%      5.96%     5.32%     5.88%
Portfolio turnover rate .............................    72.09%         85.05%      2.49%     12.68%    23.23%    38.92%
Portfolio turnover rate excluding
  dollar roll transactions b ........................    37.70%         85.05%      2.49%     12.68%    23.23%    38.92%

aTotal return is not annualized for periods less than one year.
bSee note 1(d) regarding dollar roll transactions.
cAnnualized.

                       See notes to financial statements.   SEMIANNUAL REPORT 63

ADJUSTABLE RATE SECURITIES PORTFOLIOS
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
 U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 97.2%
 U.S. GOVERNMENT AND AGENCY SECURITIES 97.1%
 FEDERAL HOME LOAN MORTGAGE CORP.
 (FHLMC) 26.7%
 Cap 10.98%, Margin 2.25% + CMT, Resets Annually, 5.979%, 9/01/31 ............. $  8,707,878 $  9,038,531
 Cap 11.00%, Margin 1.91% + 12ML, Resets Annually, 6.003%, 8/01/31 ............    3,148,240    3,281,423
 Cap 11.18%, Margin 2.23% + CMT, Resets Annually, 6.175%, 9/01/31 .............    7,408,275    7,713,146
 Cap 11.21%, Margin 1.91% + 12ML, Resets Annually, 6.211%, 8/01/31 ............    4,205,671    4,381,271
 Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 6.50%, 11/01/16 ............    1,244,179    1,274,319
 Cap 11.434%, Margin 2.365% + CMT, Resets Annually, 6.30%, 4/01/30 ............    1,549,757    1,596,550
 Cap 11.435%, Margin 2.198% + CMT, Resets Annually, 6.977%, 9/01/27 ...........      944,543      974,458
 Cap 11.633%, Margin 2.076% + CMT, Resets Annually, 6.972%, 7/01/27 ...........    3,538,846    3,700,881
 Cap 11.65%, Margin 2.26% + CMT, Resets Annually, 4.561%, 11/01/29 ............   13,167,430   13,704,823
 Cap 11.963%, Margin 2.24% + CMT, Resets Annually, 6.251%, 8/01/32 ............   25,986,056   27,087,645
 Cap 11.98%, Margin 2.50% + 5CMT, Resets Every 5 Years, 7.067%, 8/01/29 .......   11,113,778   11,574,944
 Cap 11.989%, Margin 2.478% + 3CMT, Resets Every 3 Years, 7.439%, 11/01/35 ....    2,045,223    2,133,303
 Cap 12.00%, Margin 2.41% + CMT, Resets Annually, 5.697%, 11/01/25 ............    2,904,812    3,018,572
 Cap 12.012%, Margin 2.297% + 5CMT, Resets Every 5 Years, 7.853%, 5/01/26 .....    1,110,577    1,170,787
 Cap 12.07%, Margin 2.39% + CMT, Resets Annually, 6.066%, 7/01/29 .............    3,284,178    3,411,996
 Cap 12.20%, Margin 2.426% + CMT, Resets Annually, 6.732%, 11/01/29 ...........    4,262,641    4,395,114
 Cap 12.22%, Margin 2.23% + CMT, Resets Annually, 6.223%, 3/01/32 .............    3,174,217    3,285,565
 Cap 12.427%, Margin 2.225% + 5CMT, Resets Every 5 Years, 7.345%, 12/01/27 ....      320,793      332,775
 Cap 12.52%, Margin 2.48% + CMT, Resets Annually, 5.302%, 12/01/30 ............    5,091,400    5,298,931
 Cap 12.54%, Margin 2.34% + CMT, Resets Annually, 6.213%, 4/01/25 .............    3,719,047    3,904,179
 Cap 12.59%, Margin 2.71% + CMT, Resets Annually, 6.591%, 12/01/28 ............    2,705,551    2,789,658
 Cap 12.732%, Margin 2.44% + CMT, Resets Annually, 6.732%, 5/01/32 ............    3,997,309    4,159,641
 Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 6.976%, 7/01/18 ............      724,006      744,457
 Cap 12.79%, Margin 2.24% + CMT, Resets Annually, 6.309%, 8/01/30 .............   10,826,684   11,254,991
 Cap 12.806%, Margin 2.230% + CMT, Resets Annually, 7.019%, 4/01/18 ...........    1,898,142    1,973,542
 Cap 12.89%, Margin 1.80% + COFI, Resets Semi-Annually, 4.608%, 12/01/19 ......    6,258,568    6,484,204
 Cap 12.90%, Margin 2.31% + CMT, Resets Annually, 5.691%, 8/01/27 .............    6,474,341    6,720,049
 Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 6.938%, 9/01/19 ............    1,381,035    1,430,133
 Cap 13.022%, Margin 1.749% + 6 Month TB, Resets
  Semi-Annually, 6.348%, 10/01/29 .............................................      414,475      423,062
 Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 6.669%, 12/01/16 ..........    1,013,506    1,044,811
 Cap 13.175%, Margin 2.233% + CMT, Resets Annually, 7.046%, 5/01/25 ...........    1,258,242    1,311,624
 Cap 13.191%, Margin 1.841% + CMT, Resets Annually, 6.925%, 1/01/23 ...........    1,353,416    1,390,360
 Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.501%, 10/01/18 ..........      300,756      312,425
 Cap 13.27%, Margin 1.963% + CMT, Resets Annually, 5.559%, 5/01/20 ............    4,860,982    5,021,642
 Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 6.901%, 3/01/19 ...........      172,490      178,714
 Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 6.518%, 3/01/18 ...........    1,030,166    1,069,892
 Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 8.15%, 4/01/19 ..............    2,256,877    2,334,532
 Cap 13.547%, Margin 2.405% + CMT, Resets Annually, 7.548%, 8/01/30 ...........    2,849,362    2,984,658
 Cap 13.64%, Margin 2.29% + CMT, Resets Annually, 6.064%, 1/01/23 .............   11,999,840   12,428,569
 Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 7.189%, 7/01/20 ............      662,419      685,273
 Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 7.319%, 11/01/19 ..........      310,256      322,256
 Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 7.886%, 12/01/21 ....      395,989      423,832
 Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 7.12%, 2/01/19 .............      420,917      431,281
                                                                                             ------------
                                                                                              177,198,819
                                                                                             ------------

64 SEMIANNUAL REPORT
ADJUSTABLE RATE SECURITIES PORTFOLIOS
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
 U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 46.5%
 Cap 10.71%, Margin 2.00% + CMT, Resets Annually, 5.186%, 10/01/32 ............ $  3,346,364 $  3,444,500
 Cap 10.81%, Margin 2.26% + CMT, Resets Annually, 4.835%, 11/01/17 ............    9,080,959    9,360,623
 Cap 10.82%, Margin 2.02% + CMT, Resets Annually, 5.814%, 2/01/31 .............    2,335,313    2,427,713
 Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 4.172%, 3/01/22 .............      152,945      158,449
 Cap 11.13%, Margin 2.147% + CMT, Resets Annually, 6.780%, 8/01/29 ............      976,948    1,013,795
 Cap 11.135%, Margin 2.34% + CMT, Resets Annually, 6.121%, 5/01/31 ............    2,498,484    2,587,308
 Cap 11.16%, Margin 2.24% + CMT, Resets Annually, 4.568%, 11/01/30 ............   14,865,013   15,450,696
 Cap 11.24%, Margin 2.106% + CMT, Resets Annually, 4.219%, 11/01/27 ...........    1,519,255    1,553,830
 Cap 11.26%, Margin 2.31% + CMT, Resets Annually, 6.256%, 7/01/31 .............    6,685,566    6,946,893
 Cap 11.329%, Margin 2.215% + CMT, Resets Annually, 5.280%, 5/01/32 ...........    7,815,103    8,141,221
 Cap 11.53%, Margin 2.35% + CMT, Resets Annually, 6.498%, 4/01/30 .............    5,133,675    5,338,385
 Cap 11.61%, Margin 2.26% + CMT, Resets Annually, 5.386%, 9/01/39 .............    4,828,311    5,020,254
 Cap 11.635%, Margin 2.436% + CMT, Resets Annually, 5.642%, 6/01/32 ...........    9,082,354    9,424,855
 Cap 11.662%, Margin 2.47% + CMT, Resets Annually, 5.326%, 8/01/28 ............   12,353,671   12,865,839
 Cap 11.684%, Margin 1.25% + COFI, Resets Semi-Annually, 4.118%, 5/01/19 ......    2,051,673    2,087,749
 Cap 11.705%, Margin 2.19% + CMT, Resets Annually, 4.553%, 11/01/36 ...........    4,202,676    4,387,339
 Cap 11.73%, Margin 2.33% + CMT, Resets Annually, 5.883%, 2/01/29 .............    1,375,760    1,398,994
 Cap 11.777%, Margin 2.17% + CMT, Resets Annually, 6.253%, 2/01/32 ............    8,364,342    8,666,975
 Cap 11.869%, Margin 2.12% + CMT, Resets Annually, 6.082%, 2/01/30 ............      928,631      970,909
 Cap 11.884%, Margin 2.211% + CMT, Resets Annually, 4.383%, 2/01/25 ...........      348,724      357,987
 Cap 11.901%, Margin 2.373% + CMT, Resets Annually, 4.349%, 5/01/29 ...........    1,489,190    1,543,097
 Cap 11.93%, Margin 2.00% + CMT, Resets Semi-Annually, 5.232%, 6/01/32 ........    2,536,312    2,648,996
 Cap 11.93%, Margin 2.13% + CMT, Resets Annually, 5.925%, 7/01/31 .............    6,468,979    6,731,610
 Cap 11.94%, Margin 2.352%+ CMT, Resets Annually, 7.058%, 9/01/29 .............    1,155,329    1,213,607
 Cap 11.96%, Margin 2.15% + CMT, Resets Annually, 5.962%, 6/01/31 .............    8,383,566    8,731,001
 Cap 11.966%, Margin 1.25% + COFI, Resets Semi-Annually, 3.997%, 4/01/22 ......    2,042,769    2,095,838
 Cap 12.06%, Margin 1.67% + CMT, Resets Annually, 6.284, 7/1/31 ...............    2,039,067    2,134,156
 Cap 12.066%, Margin 2.05% + 3CMT, Resets Every 3 Years, 6.318%, 6/01/29 ......    3,302,287    3,433,531
 Cap 12.119%, Margin 2.235% + CMT, Reset Annually, 7.197%, 1/01/31 ............    1,453,312    1,513,623
 Cap 12.13%, Margin 2.598% + CMT, Resets Annually, 5.130%, 9/01/25 ............    2,288,372    2,364,818
 Cap 12.181%, Margin 2.628% + CMT, Resets Annually, 4.856%, 6/01/28 ...........    8,463,508    8,785,260
 Cap 12.233%, Margin 1.702% + COFI, Resets Semi-Annually, 5.341%, 1/01/19 .....    2,596,278    2,670,279
 Cap 12.31%, Margin 1.62% + COFI, Resets Semi-Annually, 4.376%, 4/01/19 .......    2,577,375    2,623,254
 Cap 12.312%, Margin 1.90% + COFI, Resets Semi-Annually, 4.715%, 10/01/22 .....    2,119,904    2,172,859
 Cap 12.353%, Margin 2.30% + CMT, Resets Annually, 6.345%, 11/01/31 ...........    5,567,712    5,798,175
 Cap 12.368%, Margin 2.123% + 6 Month TB, Resets
   Semi-Annually, 4.417%, 1/01/29 .............................................    2,599,102    2,685,237
 Cap 12.435%, Margin 2.146% + CMT, Resets Annually, 6.420%, 8/01/29 ...........    1,546,168    1,605,988
 Cap 12.563%, Margin 2.12% + CMT, Resets Annually, 4.334%, 10/01/24 ...........   21,498,014   22,161,210
 Cap 12.57%, Margin 2.23% + CMT, Resets Annually, 4.490%, 5/01/25 .............    2,895,242    3,002,304
 Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Annually, 6.326%, 11/01/18 ...      401,582      417,650
 Cap 12.61%, Margin 2.508% + CMT, Resets Annually, 5.341%, 1/01/29 ............    3,342,236    3,447,575
 Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 5.335%, 11/01/17 ...........    5,308,420    5,536,161
 Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 4.093%, 3/01/19 .............      876,756      905,113
 Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 4.643%, 10/01/28 .............      285,890      296,226
 Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 3.555%, 1/01/19 .    2,071,591    2,083,995
 Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.961%, 1/01/19 ............      557,742      577,445
 Cap 12.70%, Margin 2.23% + CMT, Resets Annually, 4.815%, 3/01/30 .............    2,097,679    2,183,756

                                                            SEMIANNUAL REPORT 65
ADJUSTABLE RATE SECURITIES PORTFOLIOS
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
 U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
 Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 3.625%, 9/01/18 ............ $  7,465,601 $  7,693,244
 Cap 12.76%, Margin 1.25% + COFI, Resets Annually, 3.651%, 5/01/18 ............   11,161,077   11,503,185
 Cap 12.763%, Margin 1.25% + COFI, Resets Monthly, 3.595%, 6/01/20 ............    3,271,040    3,376,450
 Cap 12.77%, Margin 2.00% + CMT, Resets Annually, 4.214%, 4/01/27 .............    9,553,404    9,863,975
 Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 4.234%, 11/01/20 ...........      892,237      922,431
 Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 3.937%, 5/01/19 ............    1,263,300    1,306,610
 Cap 12.808%, Margin 1.25% + COFI, Resets Monthly, 4.109%, 5/01/36 ............    6,321,862    6,474,631
 Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 6.729%, 6/01/17       377,325      398,753
 Cap 12.848%, Margin 1.968% + CMT, Resets Annually, 4.212%, 12/01/17 ..........      326,037      334,732
 Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 6.056%, 10/01/17 .....      621,983      648,504
 Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 6.056%, 7/01/17     2,722,205    2,828,884
 Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 3.625%, 2/01/19 ............       38,251       39,406
 Cap 12.953%, Margin 2.125% + 6 Month TB, Resets
   Semi-Annually, 4.015%, 4/01/18 .............................................      593,590      604,105
 Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 4.239%, 12/01/19 ..........      837,461      861,530
 Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 4.306%, 6/01/19 .............      796,334      822,051
 Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.839%, 2/01/20 .............    2,869,514    2,968,307
 Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 3.797%, 12/01/20       788,432      802,988
 Cap 13.04%, Margin 2.24% + CMT, Resets Annually, 4.572%, 6/01/27 .............    2,529,774    2,605,727
 Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 4.206%, 4/01/19 ...........    1,832,424    1,897,589
 Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 4.386%, 6/01/19 ...........    1,070,964    1,107,183
 Cap 13.128%, Margin 2.02% + COFI, Resets Semi-Annually, 4.767%, 6/01/19 ......      949,697      972,476
 Cap 13.202%, Margin 2.478% + 6 Month DR, Resets
   Semi-Annually, 5.613%, 11/01/26 ............................................      547,660      586,167
 Cap 13.245%, Margin 2.178% + 3CMT, Resets Every 3 Years, 6.490%, 1/01/26 .....    1,968,172    2,062,150
 Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 4.359%, 6/01/19 ............      879,087      908,094
 Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 4.092%, 10/01/19 ...........    1,326,236    1,368,695
 Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 4.254%, 9/01/22 ...........    3,153,933    3,286,864
 Cap 13.46%, Margin 2.25% + CMT, Resets Annually, 7.491%, 10/01/30 ............    6,418,411    6,729,408
 Cap 13.54%, Margin 1.25% + COFI, Resets Monthly, 3.658%, 8/01/26 .............      382,865      391,575
 Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 4.465%, 3/01/21 ...........      931,561      964,379
 Cap 13.688%, Margin 2.179% + 3CMT, Resets Every 3 Years, 7.019%, 3/01/26 .....    1,965,007    2,073,346
 Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 4.410%, 12/01/20 ..........    1,839,914    1,891,110
 Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 3.800%, 3/01/19 ............      392,334      406,978
 Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.803%, 7/01/24 .    1,558,822    1,662,414
 Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 8.086%, 3/01/22 .......      109,558      114,230
 Cap 13.86%, Margin 1.842% + CMT, Resets Annually, 4.190%, 8/01/16 ............       56,095       57,780
 Cap 13.875%, Margin 1.975% + CMT, Resets Annually, 3.664%, 3/01/18 ...........      519,309      536,721
 Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 4.358%, 2/01/19 ............      480,761      498,344
 Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 4.390%, 12/01/18 ...........      618,638      639,024
 Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 5.127%, 1/01/19 ...........    1,388,391    1,435,292
 Cap 14.083%, Margin 1.74% + CMT, Resets Annually, 3.974%, 3/01/20 ............    8,938,841    9,221,208
 Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 6.673%, 5/01/21 ......    1,704,823    1,792,184
 Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 4.437%, 3/01/20 ............      556,193      566,327
 Cap 14.437%, Margin 1.845% + CMT, Resets Annually, 5.500%, 10/01/14 ..........      416,469      433,922
 Cap 14.561%, Margin 2.199% + 3CMT, Resets Every 3 Years, 6.482%, 12/01/24 ....    1,717,134    1,790,430
 Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 6.329%, 8/01/22 ......      395,067      411,388
 Cap 14.725%, Margin 2.42%+ CMT, Resets Annually, 4.659%, 6/01/19 .............    1,186,991    1,231,353
 Cap 14.769%, Margin 2.265% + 6 Month DR, Resets
   Semi-Annually, 7.707%, 3/01/25 .............................................      657,762      688,322

66 SEMIANNUAL REPORT
ADJUSTABLE RATE SECURITIES PORTFOLIOS
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
 U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
 Cap 14.77%, Margin 2.61% + 3CMT, Resets Every 3 Years, 6.132%, 3/01/20 ....... $    629,166 $    656,554
 Cap 14.784%, Margin 1.87% + 3CMT, Resets Every 3 Years, 6.053%, 5/01/21 ......    2,589,401    2,673,464
 Cap 14.804%, Margin 2.186% + 3CMT, Resets Every 3 Years, 6.315%, 12/01/17 ....      542,822      563,594
 Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 4.168%, 1/01/16 ............    2,344,869    2,405,073
 Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 5.221%, 5/01/19 ...........      894,817      922,564
                                                                                             ------------
                                                                                              307,968,793
                                                                                             ------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 23.9%
 Cap 8.50%, Margin 1.50% + CMT, Resets Annually, 3.500%, 6/01/33 ..............   50,000,000   50,812,575
 Cap 9.00%, Margin 1.50% + CMT, Resets Annually, 4.000%, 5/01/33 ..............   45,000,000   46,139,085
 Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/23 ............      316,238      323,576
 Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 5.375%, 3/20/24 .............    4,999,851    5,099,395
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.375%, 4/20/22 .............    3,309,120    3,390,552
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.75%, 9/20/22 ..............    1,585,019    1,620,573
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/24 ............    1,199,265    1,226,484
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.625%, 10/20/26 ............    1,359,569    1,389,904
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.375%, 1/20/27 .............    5,470,713    5,576,867
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.75%, 9/20/27 ..............    1,758,889    1,796,586
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 5.375%, 4/20/28 .............    3,108,164    3,184,173
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.50%, 7/20/29 ..............    5,053,275    5,172,232
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.25%, 4/20/30 ..............    2,721,934    2,764,891
 Cap 10.50%, Margin 1.50% + CMT, Resets Annually, 4.50%, 6/20/31 ..............    2,704,760    2,760,617
 Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 5.375%, 2/20/23 .............    3,177,510    3,239,412
 Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 5.75%, 7/20/23 ..............    1,828,090    1,868,910
 Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 5.375%, 5/20/24 .............    2,962,619    3,035,841
 Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 6.625%, 7/20/24 .............    2,818,451    2,881,108
 Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 6.75%, 7/20/25 ..............      311,165      327,414
 Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 5.75%, 7/20/21 ..............    1,857,840    1,900,465
 Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 5.375%, 1/20/23 .............    4,445,377    4,533,711
 Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 5.375%, 2/20/23 .............    2,251,469    2,296,208
 Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 4.50%, 8/20/30 ..............    3,447,079    3,525,822
 Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 5.750%, 9/20/22 .............    1,705,830    1,744,729
 Cap 12.00%, Margin 1.50% + CMT, Resets Annually, 5.625%, 12/20/24 ............    2,030,654    2,077,490
                                                                                             ------------
                                                                                              158,688,620
                                                                                             ------------
 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $642,252,845) ..............               643,856,232
                                                                                             ------------
 MISCELLANEOUS MORTGAGE BACKED SECURITIES .1%
 Home Owners Federal Savings & Loan, Cap 13.00%,
   Margin 1.75% + CMT, Resets Annually, 3.9721%, 1/25/18 ......................      192,396      193,051
 Travelers Mortgage Services Inc., Cap 13.95%,
   Margin 2.25% + CMT, Resets Annually, 4.435%, 12/25/18 ......................      216,400      214,001
                                                                                             ------------
 TOTAL MISCELLANEOUS MORTGAGE BACKED SECURITIES (COST $413,604) ...............                   407,052
                                                                                             ------------
 TOTAL LONG TERM INVESTMENTS (COST $642,666,449) ..............................               644,263,284
                                                                                             ------------

                                                            SEMIANNUAL REPORT 67
ADJUSTABLE RATE SECURITIES PORTFOLIOS
STATEMENT OF INVESTMENTS, APRIL 30, 2003 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
 U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO                                 AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (COST $101,935,014) 15.4%
aJoint Repurchase Agreement, 1.286%, 05/01/03,
  (Maturity Value $101,938,655) ............................................... $101,935,014 $101,935,014
  ABN AMRO Bank, N.V., New York Branch (Maturity Value $10,160,226)
  Banc of America Securities LLC (Maturity Value $10,160,226)
  Barclays Capital Inc. (Maturity Value $9,030,745)
  Bear, Stearns & Co., Inc. (Maturity Value $9,030,745)
  BNP Paribas Securities Corp. (Maturity Value $10,160,226)
  Deutsche Bank Securities Inc. (Maturity Value $10,160,226)
  Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $10,160,226)
  Goldman, Sachs & Co. (Maturity Value $9,030,745)
  Lehman Brothers Inc. (Maturity Value $3,724,838)
  Morgan Stanley & Co. Inc. (Maturity Value $10,160,226)
  UBS Warburg LLC (Maturity Value $10,160,226)
   Collateralized by U.S. Treasury Bills, Notes, and Bonds,
   and U.S. Government Agency Securities
                                                                                             -------------
 TOTAL INVESTMENTS (COST $744,601,463) 112.6% .................................               746,198,298
 OTHER ASSETS, LESS LIABILITIES (12.6%) .......................................               (83,347,691)
                                                                                             -------------
 TOTAL NET ASSETS 100.0% ......................................................              $662,850,607
                                                                                             ============

PORTFOLIO ABBREVIATIONS:
3CMT - 3 Year Constant Maturity Treasury Index
5CMT - 5 Year Constant Maturity Treasury Index
12ML - 12 Month Libor
CMT  - 1 Year Constant Maturity Treasury Index
COFI - Eleventh District Cost of Funds Index
DR   - Discount Rate
NCI  - National Median Cost of Funds Index
TB   - Treasury Bill Rate

aSee Note 1(b) regarding joint repurchase agreement.

68 SEMIANNUAL REPORT     See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ........................................................ $642,666,449
                                                                =============
  Value .......................................................  644,263,284
 Repurchase agreements, at value and cost .....................  101,935,014
 Cash .........................................................    6,938,142
 Receivables:
  Investment securities sold ..................................    7,112,009
  Interest ....................................................    3,035,950
                                                                -------------
      Total assets ............................................  763,284,399
                                                                -------------
Liabilities:
 Payables:
  Investment securities purchased .............................   96,771,875
  Capital shares redeemed .....................................    3,413,938
  Affiliates ..................................................      218,542
 Other liabilities ............................................       29,437
                                                                -------------
      Total liabilities .......................................  100,433,792
                                                                -------------
       Net assets, at value ................................... $662,850,607
                                                                =============
Net assets consist of:
 Undistributed net investment income ..........................   (3,717,745)
 Net unrealized appreciation (depreciation) ...................    1,596,835
 Accumulated net realized gain (loss) .........................  (10,901,942)
 Capital shares ...............................................  675,873,459
                                                                -------------
 Net assets, at value ......................................... $662,850,607
                                                                =============
 Net asset value per share ($662,850,607 / 71,056,639) ........        $9.33
                                                                =============
                       See notes to financial statements.   SEMIANNUAL REPORT 69

ADJUSTABLE RATE SECURITIES PORTFOLIOS
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
Financial Statements
(CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Investment income:
 Interest .......................................................... $9,220,782
                                                                     -----------
Expenses:
 Management fees (Note 3) ..........................................  1,167,490
 Custodian fees ....................................................      2,703
 Professional fees .................................................     13,875
 Trustees' fees and expenses .......................................      8,532
 Other .............................................................      9,483
                                                                     -----------
      Total expenses ...............................................  1,202,083
                                                                     -----------
       Net investment income .......................................  8,018,699
                                                                     -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................  1,414,735
 Net unrealized appreciation (depreciation) on investments ......... (1,570,482)
                                                                     -----------
Net realized and unrealized gain (loss) ............................   (155,747)
Net increase (decrease) in net assets resulting from operations .... $7,862,952
                                                                     ===========
70 SEMIANNUAL REPORT   See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
Financial Statements
(CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                                SIX MONTHS         YEAR
                                                                                   ENDED           ENDED
                                                                              APRIL 30, 2003  OCTOBER 31, 2002
                                                                              --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................... $ 8,018,699   $ 13,968,856
  Net realized gain (loss) from investments ..................................   1,414,735        566,389
  Net unrealized appreciation (depreciation) on investments ..................  (1,570,482)       802,242
                                                                              ----------------------------
      Net increase (decrease) in net assets resulting from operations ........   7,862,952     15,337,487
  Distributions to shareholders from net investment income ................... (11,736,486)   (17,202,234)
  Capital share transactions: (Note 2) .......................................  94,214,480    320,827,334
                                                                              ----------------------------
      Net increase (decrease) in net assets ..................................  90,340,946    318,962,587
Net assets
 Beginning of period ......................................................... 572,509,661    253,547,074
                                                                              ----------------------------
 End of period ...............................................................$662,850,607   $572,509,661
                                                                              ============================
Undistributed net investment income included in net assets:
 End of period ...............................................................$ (3,717,745)  $         --
                                                                              ============================

                       See notes to financial statements.   SEMIANNUAL REPORT 71

ADJUSTABLE RATE SECURITIES PORTFOLIOS
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
Notes to Financial Statements
(unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The investment objective of the Portfolio is to seek current income.

The following summarizes the Portfolio's significant accounting policies:

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 2003, all repurchase agreements had been entered into on that date.

C. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a to be announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund.

The risks of mortgage dollar roll transactions include the potential inability of the counter party to fulfill their obligations.

72 SEMIANNUAL REPORT

ADJUSTABLE RATE SECURITIES PORTFOLIOS
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
Notes to Financial Statements
(unaudited) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. INCOME TAXES

No provision has been made for income taxes because the Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2003, there was an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares were as follows:

                                                      SHARES       AMOUNT
                                                  ----------------------------
Period ended April 30, 2003
Shares sold ......................................  20,226,208   $188,933,862
Shares issued in reinvestment of distributions ...   1,255,946     11,736,486
Shares redeemed .................................. (11,396,558)  (106,455,868)
                                                  ----------------------------
Net increase (decrease) ..........................  10,085,596   $ 94,214,480
                                                  ============================
Year ended October 31, 2002
Shares sold ......................................  43,035,917   $404,105,062
Shares issued in reinvestment of distributions ...   1,830,890     17,202,234
Shares redeemed .................................. (10,683,710)  (100,479,962)
                                                  ----------------------------
Net increase (decrease) ..........................  34,183,097   $320,827,334
                                                  ============================
                                                            SEMIANNUAL REPORT 73

ADJUSTABLE RATE SECURITIES PORTFOLIOS
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO
Notes to Financial Statements
(unaudited) (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, LLC (Advisers), the Portfolio's investment manager and trustees of Franklin Investors Securities Trust.

The Portfolio pays an investment management fee to Advisers of .400% of the first $5 billion of the portfolio's month end net assets. Fees are further reduced on net assets over $5 billion.

At April 30, 2003, all shares of the Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund.

4. INCOME TAXES

At April 30, 2003, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $744,696,384 was as follows:

        Unrealized appreciation .................... $ 2,527,076
        Unrealized depreciation ....................  (1,025,162)
                                                     ------------
        Net unrealized appreciation (depreciation) . $ 1,501,914
                                                     ============

At October 31, 2002, the Portfolio had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2003 ........................... $ 7,677,608
         2004 ...........................     419,303
         2007 ...........................     140,123
         2008 ...........................     210,331
         2009 ...........................   1,202,281
         2010 ...........................   2,667,031
                                          ------------
                                          $12,316,677
                                          ============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll and paydown losses.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of mortgage dollar roll and paydown losses.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2003 aggregated $512,246,218 and $406,839,209, respectively.

74 SEMIANNUAL REPORT

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5,7
Franklin Money Fund 5,7

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama                             Michigan 9
Arizona                             Minnesota 9
California 10                       Missouri
Colorado                            New Jersey
Connecticut                         New York 10
Florida 10                          North Carolina
Georgia                             Ohio 9
Kentucky                            Oregon
Louisiana                           Pennsylvania
Maryland                            Tennessee
Massachusetts 9                     Virginia


INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust 11

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. Upon reaching approximately $350 million in assets, the fund will close to all investors.

4. The fund is only open to existing shareholders as well as select retirement plans.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

Not part of the semiannual report                                          12/02

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
=================================================
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN INVESTORS SECURITIES TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Investors Securities Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FIST2 S2003 06/03







ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE  OF LISTED REGISTRANTS  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADJUSTABLE RATE SECURITIES PORTFOLIOS


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    June 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    June 30, 2003